Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares		Preferred Shares	Additional paid in capital	Foreign currency cumulative translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2024	$ 124			$ 108,615	$ (2,053)	$ (102,200)	$ 4,486
Balance (in Shares) at Dec. 31, 2024	7,709	[1]
Comprehensive loss for the period						(7,454)	(7,454)
Issuance of preferred shares ordinary shares and warrants, net of issuance costs				3,348			3,348
Issuance of preferred shares ordinary shares and warrants, net of issuance costs (in Shares)	5,054	[1]
Share-based compensation				813			813
Share-based compensation (in Shares)	223	[1]
Balance at Jun. 30, 2025	$ 124			112,776	(2,053)	(109,654)	1,193
Balance (in Shares) at Jun. 30, 2025	12,986	[1]
Balance at Dec. 31, 2025	$ 124			121,528	(2,053)	(116,105)	3,494
Balance (in Shares) at Dec. 31, 2025	23,862	[1]	5,008
Comprehensive loss for the period						(6,089)	(6,089)
Issuance of ordinary shares, net of issuance costs of $84 (Note 5A)				1,079			1,079
Issuance of ordinary shares, net of issuance costs of $84 (Note 5A) (in Shares)	67,964	[1]
Issuance of preferred shares ordinary shares and warrants, net of issuance costs				5,395			5,395
Issuance of preferred shares ordinary shares and warrants, net of issuance costs (in Shares)			5,500
Conversion of preferred shares
Conversion of preferred shares (in Shares)	261,397	[1]	(6,296)
Deemed dividend for down-round adjustments of $8,576
Share-based compensation				715			715
Balance at Jun. 30, 2026	$ 124			$ 128,717	$ (2,053)	$ (122,194)	$ 4,594
Balance (in Shares) at Jun. 30, 2026	353,223	[1]	4,212

[1]	Post reverse splits – see Note 5A.